ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2022 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS*[a] ‒ 91.3%
ASIA EQUITY LONG/SHORT ‒ 5.1%
Pleiad Asia Equity Offshore Feeder Fund	11/1/2020	4,000,000	3,825,410	Quarterly	60 Days [d]
Pleiad Asia Offshore Feeder Fund	10/1/2014 [b]	5,850,714	7,157,617	Quarterly	60 Days [c,d,f]
		9,850,714	10,983,027
CHINA EQUITY LONG/SHORT ‒ 4.3%
IvyRock China Focus Feeder Fund - Class C	4/1/2019	6,335,926	9,317,610	Monthly	30 Days [e]

COMMODITY RELATED EQUITY ‒ 6.9%
Delbrook Resource Opportunities (Cayman) Fund Ltd.	1/1/2022	4,000,000	3,110,191	Quarterly	90 Days [c,f]
Energy Dynamics Fund Limited Class D	4/1/2018	8,057,485	11,740,642	Monthly	90 Days [c]
		12,057,485	14,850,833
FINANCIAL EQUITY LONG/SHORT ‒ 6.3%
Azora Offshore Fund, Ltd.	5/1/2018	7,721,540	10,024,988	Quarterly	45 Days
Vetamer Capital Partners, L.P.	2/1/2021	4,312,500	3,359,009	Quarterly	60 Days [d]
		12,034,040	13,383,997
GLOBAL EQUITY LONG/SHORT ‒ 17.7%
140 Summer Partners Offshore Ltd.	7/1/2020	8,600,000	9,446,115	Quarterly	60 Days [d]
One01 Capital Partners, Ltd.	5/1/2020	8,865,530	8,715,032	Quarterly	45 Days [f]
Riposte Global Opportunity Fund, L.P. Founders 2	2/1/2016	7,033,381	8,825,022	Quarterly	30 Days
TPG Public Equity Partners-B, Ltd.	1/1/2016	8,086,719	10,915,418	Quarterly	60 Days [d]
		32,585,630	37,901,587
HEALTH CARE EQUITY LONG/SHORT ‒ 14.6%
Averill Fund, Ltd.	11/1/2020	5,000,000	7,151,653	Quarterly	60 Days [d,f]
BCM Scout International Ltd.	5/1/2022	4,500,000	4,840,441	Quarterly	45 Days [d]
Camber Capital Fund, L.P.	1/1/2016	4,541,457	7,352,650	Quarterly	90 Days [c]
Iron Triangle Offshore Fund Ltd.	9/1/2020	7,000,000	7,900,951	Quarterly	60 Days [f]
Janus Henderson Biotech Innovation Fund Ltd.	2/1/2022	4,500,000	4,254,147	Quarterly	60 Days [f]
		25,541,457	31,499,842
LATIN AMERICA ‒ 4.9%
Sagil Latin American Opportunities Fund - Class B	4/1/2017	8,750,000	10,641,950	Monthly	90 Days

REAL ESTATE LONG/SHORT ‒ 1.2%
Long Pond Offshore, Ltd.	6/1/2011 [b]	1,793,761	2,536,156	Quarterly	60 Days

TMT EQUITY LONG/SHORT ‒ 17.9%
Altimeter Offshore Ltd. - Class A1	11/1/2013 [b]	3,356,611	2,251,519	Semi-Annually	60 Days
Atreides Foundation Fund, L.P.	12/1/2020	10,100,000	7,499,290	Quarterly	60 Days [g,h]
Seligman Tech Spectrum Fund L.L.C.	1/1/2016	5,171,735	11,604,635	Monthly	30 Days
SoMa Offshore, Ltd. Class A Founders	1/1/2017	6,346,879	7,318,608	Quarterly	60 Days
Toronado Offshore Fund, Ltd. - Class A	8/1/2018	6,853,604	9,873,700	Quarterly	45 Days [f,g,h]
		31,828,829	38,547,752

ABS Long/Short Strategies Fund
SCHEDULE OF INVESTMENTS ‒ Continued
As of July 31, 2022 (Unaudited)

	Original
	Acquisition			Redemptions	Redemption
	Date	Cost	Fair Value	Permitted	Notice Period
INVESTMENTS IN PORTFOLIO FUNDS (Continued)
U.S. EQUITY LONG/SHORT ‒ 6.0%
Antero Peak Long/Short Offshore Fund Ltd.	1/1/2019	10,183,009	12,856,641	Quarterly	30 Days
		10,183,009	12,856,641

U.S. SMALL CAP ‒ 6.4%
Kent Lake Partners, L.P.	9/1/2021	5,000,000	4,988,038	Quarterly	60 Days
Medina Singh Investment Partners, L.P.	8/1/2020	8,100,000	8,819,675	Quarterly	30 Days [f]
		13,100,000	13,807,713

TOTAL INVESTMENTS IN PORTFOLIO FUNDS ‒ 91.3%		164,060,851	196,327,108

TOTAL INVESTMENTS ‒ 91.3%		164,060,851	196,327,108

Other Assets in Excess of Liabilities ‒ 8.7%			18,818,317
SHAREHOLDERS' CAPITAL ‒ 100.0%			$215,145,425

*	All Portfolio Funds are non-income producing securities.
[a]	Portfolio Funds are issued in private placement transactions and as such are restricted as to resale. The total cost and fair value of these restricted investments as of July 31, 2022 was $164,060,851 and $196,327,108 respectively.
[b]	Reflects original acquisition date of the investment transferred from the Predecessor Fund (Note 1).
[c]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Portfolio Fund.
[d]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Portfolio Fund per quarter.
[e]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 30% of the fair value of the investment in the Portfolio Fund.
[f]	Withdrawals from this Portfolio Fund are permitted after a one-year lockup period from the date of the initial investment.
[g]	The Portfolio Fund can institute a gate provision on redemptions at the investor level of 50% of the fair value of the investment in the Portfolio Fund per quarter.
[h]	The Portfolio Fund can institute a gate provision on redemptions at the fund level of 50% of the fair value of the investment in the Portfolio Fund.